Segmented Information and Economic Dependence - Additional Information (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2021 CAD ($) segment	Apr. 30, 2020 CAD ($) segment
Disclosure Of Geographical Areas [Line Items]
Number of reportable segment | segment	1	1
Sales | $	$ 17,912	$ 14,058
Bottom of Range
Disclosure Of Geographical Areas [Line Items]
Percentage of revenue	10.00%	10.00%